Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of credit impairment loss and provisions [abstract]
Loans and advances to customers (See Note 10)	£ 108	£ 102
Recoveries of loans and advances, net of collection costs	(38)	(21)
Off-balance sheet exposures (See Note 21)	(1)	10
Impairment loss on financial assets	69	91	[1]
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 21)	205	33
Provisions for residual value (RV) and voluntary termination (See Note 10)	1
Provisions for other liabilities and charges	206	33	[1]
Total operating impairment losses, provisions and charges	£ 275	£ 124	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.